Taxes on Income (Details) - Schedule of carry forward tax losses - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Medigus Ltd [Member]
Taxes on Income (Details) - Schedule of carry forward tax losses [Line Items]
Carry forward tax losses	[1]	$ 60,000	$ 62,000
Eventer [Member]
Taxes on Income (Details) - Schedule of carry forward tax losses [Line Items]
Carry forward tax losses	[1]	3,300	2,700
Charging Robotics [Member]
Taxes on Income (Details) - Schedule of carry forward tax losses [Line Items]
Carry forward tax losses	[1]	574	360
GERD IP [Member]
Taxes on Income (Details) - Schedule of carry forward tax losses [Line Items]
Carry forward tax losses	[1]	786	857
Jeffs’ Brands [Member]
Taxes on Income (Details) - Schedule of carry forward tax losses [Line Items]
Carry forward tax losses	[1]	1,217	747
Jeffs’ Brands subsidiaries [Member]
Taxes on Income (Details) - Schedule of carry forward tax losses [Line Items]
Carry forward tax losses			49
Gix internet [Member]
Taxes on Income (Details) - Schedule of carry forward tax losses [Line Items]
Carry forward tax losses		$ 18,471

[1]	There is no record deferred taxes asset in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future.